Expenses By Nature - Schedule of Other Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Expenses By Nature Abstract
Unrealized loss (gain) on marketable securities (Note 4)	$ 236	$ 24	$ (1,244)	$ (62)
Unrealized loss (gain) on purchase warrants (Note 4)	40		(163)
(Gain) loss on disposal of assets (Note 7)			188	(19)
Unrealized foreign exchange loss	444	64	2,575	20
Realized foreign exchange loss (gain)	(2)		8
Provisions				600
Interest income	(10)	(14)	(41)	(37)
Shares issued at a discount to settle payables	122		196
Spare parts obsolescence provision		(3)		(15)
Other	(86)	129	(84)	(48)
Other expenses, net	$ 744	$ 200	$ 1,435	$ 439